INVENTORY - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Inventory [Line Items]
Land and infrastructure	$ 330	$ 331
Amount of completed vacation ownership units classified as property and equipment	48
Purchase obligation	481
Estimated Future Foreclosures
Inventory [Line Items]
Land and infrastructure	$ 68